THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JULY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK‡ — 98.6%
	Shares	Value
COMMUNICATION SERVICES — 2.4%
Alphabet, Cl A	43,416	$7,447,581

CONSUMER DISCRETIONARY — 7.4%
Lowe's	46,832	11,497,724
TJX	102,300	11,561,946
		23,059,670
CONSUMER STAPLES — 9.8%
Coca-Cola	100,030	6,676,002
Costco Wholesale	15,451	12,700,722
PepsiCo	65,085	11,238,227
		30,614,951
ENERGY — 2.7%
Chevron	52,435	8,414,244

FINANCIALS — 17.9%
Aon PLC, Cl A	17,200	5,650,372
BlackRock, Cl A	13,310	11,666,215
JPMorgan Chase	60,215	12,813,752
Mastercard, Cl A	30,284	14,042,994
S&P Global	24,015	11,640,791
		55,814,124
HEALTH CARE — 16.0%
Johnson & Johnson	55,340	8,735,419
McKesson	13,275	8,190,941
Medtronic	97,735	7,850,075
Stryker	16,475	5,394,739
Thermo Fisher Scientific	12,335	7,565,549
UnitedHealth Group	20,620	11,880,419
		49,617,142
INDUSTRIALS — 13.3%
Eaton	31,063	9,467,692
Honeywell International	59,675	12,218,456
RTX	121,713	14,300,060
United Parcel Service, Cl B	40,920	5,334,741
		41,320,949
INFORMATION TECHNOLOGY — 25.2%
Accenture, Cl A	36,705	12,135,407
Apple	103,470	22,978,618
Microsoft	50,000	20,917,500
NVIDIA	25,970	3,039,009
Oracle	85,495	11,922,278

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK‡ — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Texas Instruments	36,305	$7,399,322
		78,392,134
MATERIALS — 1.7%
Air Products and Chemicals	20,345	5,368,028

UTILITIES — 2.2%
NextEra Energy	88,070	6,727,667

TOTAL COMMON STOCK
(Cost $142,381,588)		306,776,490

CASH EQUIVALENT (A) — 1.4%

SEI Daily Income Trust, Government Fund, Institutional Class, 5.220%
(Cost $4,496,763)	4,496,763	4,496,763
TOTAL INVESTMENTS — 100.0%
(Cost $146,878,351)		$311,273,253

Percentages are based on Net Assets of $311,266,991.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2024.

Cl — Class

PLC — Public Limited Company

HIM-QH-001-4200

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